Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 82,000	¥ 249,000
Carrying amounts of derivatives that are deemed to guarantees	62,000	228,000
Total rental expense	¥ 117,270	113,991	¥ 118,400
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the original contracts	¥ 214,690
Sale Leaseback transactions accounted as an operating leases, total rental payment for the whole period in the current contracts	282,832
Sale Leaseback transactions accounted as an operating leases, future minimum rental payments	32,977	41,430	¥ 49,883
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 90,000	¥ 120,000